RESTRUCTURING RESERVES (Tables)	12 Months Ended
Dec. 31, 2015
Restructuring Reserve [Abstract]
Schedule of Restructuring Reserves
RESTRUCTURING RESERVES

The following represents the Company’s restructuring activities for the period indicated:

	LCD		CDD		Total
	Severance and Other Employee Costs	Lease and Other Facility Costs	Severance and Other Employee Costs	Lease and Other Facility Costs
Balance as of December 31, 2014	$0.4	$21.7	$—	$—	$22.1
Restructuring charges	9.7	29.4	48.2	26.6	113.9
Reduction of prior restructuring accruals	—	(1.1)	—	—	(1.1)
Cash payments and other adjustments	(10.0)	(23.5)	3.3	(25.5)	(55.7)
Balance as of December 31, 2015	$0.1	$26.5	$51.5	$1.1	$79.2
Current					$58.6
Non-current					20.6
					$79.2

The non-current portion of the restructuring liabilities is expected to be paid out over 6 years. Cash payments and other adjustments includes the reclass of profit sharing, pension, and holiday accrual.